Promissory notes payable and other borrowings (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2020	Apr. 30, 2020	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Interest expense			$ 212,278	$ 563,904	$ 422,934	$ 953,678
Unsecured Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 200,000		$ 200,000		$ 200,000
Interest rate			18.00%		18.00%
Interest expense					$ 170,836		139,644
Secured Promissory Note [Member] | Win View Inc [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 409,917		409,917		$ 482,304
Interest rate				6.00%		6.00%
Paycheck protection program loans [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 209,875		209,875
Interest rate	1.00%	1.00%
Proceeds from debt	$ 1,589,559	$ 1,589,559			$ 1,589,559			$ 1,589,559
Maturity					the Notes are scheduled to mature in April 2022 and require 18 equal monthly payments of principal and interest beginning November 2020.